Other Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Total revenues from rentals of flight equipment AeroTurbine	Dec. 31, 2012 Total revenues from rentals of flight equipment AeroTurbine	Dec. 31, 2012 Total revenues from rentals of flight equipment Concentration of Credit Risk Ceased operations, filed bankruptcy or equivalent	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Outside the U.S.	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Outside the U.S.	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Outside the U.S.	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Europe	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Europe	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Europe	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Asia and the Pacific	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Asia and the Pacific	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Asia and the Pacific	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration The Middle East and Africa	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration The Middle East and Africa	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration The Middle East and Africa	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration US and Canada	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration US and Canada	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration US and Canada	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Commonwealth of Independent States	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Commonwealth of Independent States	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Commonwealth of Independent States	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Euro-zone periphery	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Euro-zone periphery	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Euro-zone periphery	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Central and South America and Mexico	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Central and South America and Mexico	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Central and South America and Mexico	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration China	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration China	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration China	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration France	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration France	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration France
Other information
Revenues from rentals of flight equipment	$ 1,059,888,000	$ 1,101,205,000	$ 2,073,808,000	$ 2,223,430,000	$ 4,345,602,000	$ 4,454,405,000	$ 4,726,502,000			$ 62,600,000	$ 4,345,602,000	$ 4,454,405,000	$ 4,726,502,000	$ 4,100,000,000	$ 4,200,000,000	$ 4,400,000,000	$ 1,561,565,000	$ 1,730,203,000	$ 1,893,679,000	$ 1,295,799,000	$ 1,335,533,000	$ 1,430,017,000	$ 540,047,000	$ 555,058,000	$ 585,679,000	$ 389,533,000	$ 362,067,000	$ 375,496,000	$ 287,643,000	$ 244,418,000	$ 235,235,000	$ 352,363,000	$ 400,300,000	$ 429,366,000	$ 271,015,000	$ 227,126,000	$ 206,396,000	$ 743,447,000	$ 766,350,000	$ 815,683,000	$ 457,007,000	$ 487,027,000	$ 516,899,000
Revenues from rentals of flight equipment (as a percent)										1.40%	100.00%	100.00%	100.00%	93.60%	94.40%	93.60%	35.90%	38.80%	40.10%	29.80%	30.00%	30.20%	12.40%	12.50%	12.40%	9.00%	8.10%	7.90%	6.60%	5.50%	5.00%				6.30%	5.10%	4.40%	17.10%	17.20%	17.30%	10.50%	10.90%	10.90%
Revenues from rentals of flight equipment since acquisition date								19,874,000	78,922,000
Number of industries in which the entity operates					1
Currency Risk
Foreign currency transaction (losses) gains included in Other income					$ 700,000	$ (2,400,000)	$ (2,300,000)